Property and equipment - Summary of Depreciation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 5,824	$ 5,595	$ 7,948
Cost of Revenue [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	5,198	5,018	7,647
General and administrative expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	317	245	277
Sales and marketing expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	9	1
Research and development expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 300	$ 331	$ 24